CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows provided by (used in) operating activities
Net earnings	$ 190.1	$ 210.9	$ 175.1
Earnings from discontinued operations	(96.0)	(124.9)	(108.1)
Earnings from continuing operations	94.1	86.0	67.0
Noncash items included in earnings from continuing operations:
Depreciation	58.6	45.0	37.4
Amortization	14.1	8.7	9.0
Share-based compensation	11.3	11.1	10.2
Deferred income taxes	(29.8)	8.1	(8.7)
Gain on sale of assets		(3.3)	(2.3)
Non-cash loss on disposal of assets	16.7		0
Loss on early extinguishment of debt	0.2	0.3	0.8
Unrealized (gain) loss on derivative instruments	(4.5)	2.1	(0.8)
Other	0.1		0.3
Changes in operating assets and liabilities (excluding effects of divestiture):
Trade accounts receivable	(9.0)	(44.2)	(26.0)
Other receivables	12.4	5.7	(4.9)
Inventories	(17.6)	(29.3)	(17.0)
Other assets	0.5	(3.2)	(4.2)
Accounts payable	(1.7)	26.9	29.1
Accrued expenses	23.3	(11.0)	25.6
Income taxes payable	27.5	(4.2)	4.0
Other liabilities	(28.5)	(37.1)	(58.7)
Net cash provided by operating activities of continuing operations	167.7	61.6	60.8
Net cash provided by operating activities of discontinued operations	146.0	150.2	218.0
Net cash provided by operating activities	313.7	211.8	278.8
Cash flows provided by (used in) investing activities:
Additions to plants, equipment and facilities	(145.3)	(78.9)	(81.5)
Acquisition of businesses, net of cash received	(449.3)
Net proceeds received on sale of assets		3.4	0.3
Net cash used in investing activities of continuing operations	(594.6)	(75.5)	(81.2)
Net cash provided by (used in) investing activities of discontinued operations	84.7	117.8	(44.3)
Net cash (used in) provided by investing activities	(509.9)	42.3	(125.5)
Cash flows provided by (used in) financing activities:
Proceeds from long-term debt	318.1
Payments on long-term debt	(268.4)	(5.9)	(34.3)
Change in short-term borrowings	(0.5)	(2.8)	(4.9)
Cash dividends	(25.9)	(27.1)	(3.8)
Proceeds from the exercise of stock options	28.0	8.1	20.5
Purchase of treasury stock	(99.9)	(196.1)	0
Excess tax benefits from share-based payment arrangements	5.9	1.5	2.9
Net cash settlement of cross currency swaps			(14.0)
Other	(1.3)	10.8	0
Net cash used in financing activities	(44.0)	(211.5)	(33.6)
Effect of currency rate changes on cash and cash equivalents	3.7	(10.1)	1.9
(Decrease) increase in cash and cash equivalents	(236.5)	32.5	121.6
Cash and cash equivalents, beginning of period	415.8	383.3	261.7
Cash and cash equivalents, end of period	$ 179.3	$ 415.8	$ 383.3